Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial gain (loss)	$ (41)	¥ (3,446)	¥ 11,275	¥ (19,970)
Amortization of net actuarial loss	12	1,036	2,098	724
Prior service credit due to amendments	0	8	(183)	(63)
Amortization of prior service credit	(14)	(1,193)	(1,209)	(1,208)
Amortization of transition obligation	0	(4)	(3)	(3)
Plan curtailments and settlements	0	0	3	0
Foreign currency exchange rate change	2	166	69	60
Total recognized in other comprehensive income (loss), pre-tax	$ (41)	¥ (3,433)	¥ 12,050	¥ (20,460)